Income tax - Tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
(Loss) / Income before income tax	$ (376,188)	$ 11,259	$ 3,502
Tax benefit calculated for each company	110,056	4,978	11,008
Adjustments
Non-taxable income	10,079	30,387	20,455
Expenses related to non-taxable income	(19,725)	(20,732)	(16,960)
Non-deductible expenses	(5,831)	(6,811)	(9,803)
Effect of tax inflation adjustment	(25,680)	(31,202)	0
Effect of inflation adjustment	(9,480)	3,332	(20,152)
Effect of asset revaluation for tax purposes	44,423	70,544	0
Asset revaluation for tax purpose - Current tax		(11,876)	0
Unrecognized deferred taxes	(86,199)	(52,078)	(4,435)
Other	(3,348)	(3,621)	5,786
Income tax	$ 14,295	$ (17,079)	$ (14,101)